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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one):            [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Walter Capital Management LLP
Address:          63-64 New Broad Street
                  London, EC2M 1JJ England

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter Nussbaum
Title:            Authorized Person
Phone:            203-890-2094

Signature, Place, and Date of Signing:

/s/ Peter Nussbaum       Stamford, Connecticut         November 14, 2006
------------------    --------------------------     ----------------------
   [Signature]          [City, State] [Date]
------------------    --------------------------     ----------------------


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               1
                                                            --------

Form 13F Information Table Entry Total:                       25 *
                                                            --------

Form 13F Information Table Value Total:                      $103,447
                                                            ---------
                                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.           Form 13F File Number          Name

     1            28-4043                       S.A.C. Capital Advisors, LLC
    ---           -------------





* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include either of the Other Included Managers as such on their own Forms 13F, are listed herein.



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
                                                              Shares or                                                   Voting
                             Title of              Value      Principle  Shrs/  Put/     Investment       Other         Authorized
     Name of issuer           Class       CUSIP    (x$1000)    Amount     Prn   Call     Discretion       Manager        Shares
ADOLOR CORP                  Common     00724X102     1,387    100,000  Shrs            Shared-Defined      1              100,000
ADVANCED MEDICAL OPTICS INC  Common     00763M108     1,978     50,000  Shrs            Shared-Defined      1               50,000
ALTRIA GROUP INC             Common     02209S103     5,741     75,000  Shrs            Shared-Defined      1               75,000
AVANEX CORP                  Common     05348W109     2,941  1,700,000  Shrs            Shared-Defined      1            1,700,000
BJS WHOLESALE CLUB INC       Common     05548J106     3,648    125,000  Shrs            Shared-Defined      1              125,000
CHESAPEAKE ENERGY CORP       Common     165167107     3,623    125,000  Shrs            Shared-Defined      1              125,000
DEVON ENERGY CORP NEW        Common     25179M103     3,577     56,637  Shrs            Shared-Defined      1               56,637
DOLLAR TREE STORES INC       Common     256747106     9,288    300,000  Shrs            Shared-Defined      1              300,000
FOSTER WHEELER LTD           Common     G36535139       579     15,000  Shrs            Shared-Defined      1               15,000
GILEAD SCIENCES INC          Common     375558103     1,718     25,000  Shrs            Shared-Defined      1               25,000
GLOBALSANTAFE CORP           Common     G3930E101    33,243    665,000  Shrs            Shared-Defined      1              665,000
K V PHARMACEUTICAL CO        Common     482740206     1,185     50,000  Shrs            Shared-Defined      1               50,000
KODIAK OIL & GAS CORP        Common     50015Q100     1,189    347,100  Shrs            Shared-Defined      1              347,100
LIFEPOINT HOSPITALS INC      Common     53219L109     1,766     50,000  Shrs            Shared-Defined      1               50,000
MARTIN MARIETTA MATLS INC    Common     573284106     3,808     45,000  Shrs            Shared-Defined      1               45,000
PATHMARK STORES INC NEW      Common     70322A101     1,254    126,000  Shrs            Shared-Defined      1              126,000
PEABODY ENERGY CORP          Common     704549104     4,414    120,000  Shrs            Shared-Defined      1              120,000
PENWEST PHARMACEUTICALS CO   Common     709754105     1,665    100,000  Shrs            Shared-Defined      1              100,000
PETROQUEST ENERGY INC        Common     716748108     2,976    285,300  Shrs            Shared-Defined      1              285,300
PRIDE INTL INC DEL           Common     74153Q102     4,113    150,000  Shrs            Shared-Defined      1              150,000
RENOVIS INC                  Common     759885106     1,376    100,000  Shrs            Shared-Defined      1              100,000
SMART & FINAL INC            Common     831683107     2,817    165,000  Shrs            Shared-Defined      1              165,000
STANDARD PAC CORP NEW        Common     85375C101     2,188     93,100  Shrs            Shared-Defined      1               93,100
TALISMAN ENERGY INC          Common     87425E103     3,671    225,000  Shrs            Shared-Defined      1              225,000
TRIAD HOSPITALS INC          Common     89579K109     3,302     75,000  Shrs            Shared-Defined      1               75,000